Expected credit loss/(reversal) for receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Expected credit loss/(reversal) for receivables and other assets
Schedule of provision for receivables and other assets

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Expected credit loss/(reversal) for loan principal and financing service fee receivables	1,434,446,417	(195,177,565)	(209,396,631)	(30,359,658)
Reversal for finance lease receivables	(29,287,359)	(16,452,740)	(5,086,116)	(737,418)
Reversal for contract assets	(3,089,153)	(87,784)	(31,168)	(4,519)
Expected credit loss/(reversal) for other current assets	219,292,278	59,901,259	(8,061,187)	(1,168,762)
Expected credit loss for other non-current assets	—	—	1,453,719	210,770
	1,621,362,182	(151,816,830)	(221,121,383)	(32,059,587)